Document and Entity Information	Mar. 24, 2022
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Mar. 24, 2022
Entity Registrant Name	GreenSky, Inc.
Entity Incorporation, State or Country Code	DE
Entity File Number	001-38506
Entity Tax Identification Number	82-2135346
Entity Address, Address Line One	5565 GLENRIDGE CONNECTOR
Entity Address, Address Line Two	SUITE 700
Entity Address, City or Town	ATLANTA
Entity Address, State or Province	GA
Entity Address, Postal Zip Code	30342
City Area Code	678
Local Phone Number	264-6105
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	false
Entity Central Index Key	0001712923
Title of 12(b) Security	Class A common stock, $0.01 par value
Trading Symbol	GSKY
Security Exchange Name	NASDAQ